S000085232 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds Dec 2054 Term Treasury ETF | iShares iBonds Dec 2054 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	3.67%